LEASE (Schedule of Future Minimum Lease Payments of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019
Lessee Disclosure [Abstract]
Year one	$ 16,927	$ 13,385
Year two	13,999	11,735
Year three	12,419	7,447
Year four	9,735	5,456
Year five	9,314
Thereafter	39,659	17,807
Total operating lease payments	102,053	55,830
Less: imputed interest	18,860
Present value of lease liabilities	$ 83,193	$ 52,448